UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

March 31, 2013

Semi-Annual Repor t

Legg Mason

Batterymarch

S&P 500

Index Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Batterymarch S&P 500 Index Fund

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Legg Mason Partners Fund Advisor, LLC (“LMPFA”). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Fund objective

The Fund seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500® Index.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Batterymarch S&P 500 Index Fund for the six-month reporting period ended March 31, 2013. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

April 26, 2013

Legg Mason Batterymarch S&P 500 Index Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended March 31, 2013 (the “reporting period”), but it did so in fits and starts. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 1.3% in the second quarter of 2012. Economic growth accelerated to 3.1% in the third quarter, partially due to increased private inventory investment, higher federal government spending and moderating imports. However, economic activity sharply moderated in the fourth quarter, with GDP expanding an anemic 0.4%. This was driven by a reversal of the above factors, as private inventory investment and federal government spending weakened. The reporting period then ended on a positive note, as the U.S. Department of Commerce’s initial estimate for first quarter 2013 GDP growth was 2.5%. Accelerating growth was due, in part, to strengthening consumer spending, which rose 3.2% during the first quarter, versus a 1.8% increase during the previous quarter.

While there was some improvement in the U.S. job market, unemployment remained elevated throughout the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 7.8%. The unemployment rate fluctuated between 7.8% and 7.9% through January 2013. Unemployment then fell to 7.7% in February and 7.6% in March, the lowest level since December 2008. However, the decline in March was partially due to people leaving the workforce. In addition, the number of longer-term unemployed continues to be a headwind for the economy, as nearly 40% of the 11.7 million people without a job have been out of work for more than six months.

Meanwhile, the housing market brightened, as sales generally improved and home prices continued to rebound. According to the National Association of Realtors (“NAR”), existing-home sales slipped 0.6% on a seasonally adjusted basis in March 2013 versus the previous month, but were 10.3% higher than in March 2012. In addition, the NAR reported that the median existing-home price for all housing types was $184,300 in March 2013, up 11.8% from March 2012. This marked the thirteenth consecutive month that home prices rose compared to the same period a year earlier. While the inventory of homes available for sale rose modestly in March to a 4.7 month supply at the current sales pace, it was 16.8% lower than in March 2012.

While manufacturing activity was weak in many international developed countries, it was generally positive in the U.S. Based on the Institute for Supply Management’s PMI (“PMI”)ii, the U.S. manufacturing sector expanded for the second straight month in October 2012, with a reading of 51.7 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). The PMI then fell to contraction territory with a reading of 49.5 in November. However, manufacturing expanded over the next four months, with the PMI at 51.3 in March 2013. During March, 14 of the 18 industries within the PMI expanded.

IV	Legg Mason Batterymarch S&P 500 Index Fund

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its September 2012 meeting, prior to the beginning of the reporting period, the Fed announced a third round of quantitative easing (“QE3”), which involves purchasing $40 billion each month of agency mortgage-backed securities (“MBS”) on an open-end basis. In addition, the Fed further extended the duration that it expects to keep the federal funds rate on hold, until at least mid-2015. At its meeting in December, the Fed announced that it would continue purchasing $40 billion per month of agency MBS, as well as initially purchasing $45 billion a month of longer-term Treasuries. The Fed also said that it would keep the federal funds rate on hold “…as long as the unemployment rate remains above 6.5%, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s 2% longer-run goal, and longer-term inflation expectations continue to be well anchored.” As expected, at its meeting in March 2013, the Fed said it would continue its asset purchase program. It also stated that “When the Committee decides to begin to remove policy accommodation, it will take a balanced approach consistent with its longer-run goals of maximum employment and inflation of 2%.”

Performance review

For the six months ended March 31, 2013, Class A shares of Legg Mason Batterymarch S&P 500 Index Fund returned 9.89%. The Fund’s unmanaged benchmark, the S&P 500 Indexv, returned 10.19% for the same period. The Lipper S&P 500 Index Objective Funds Category Average1 returned 9.84% over the same time frame.

Performance Snapshot as of March 31, 2013 (unaudited)
6 months
Legg Mason Batterymarch S&P 500 Index Fund:
Class A	9.89%
Class D	10.02%
S&P 500 Index	10.19%
Lipper S&P 500 Index Objective Funds Category Average[1]	9.84%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2013, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 144 funds in the Fund’s Lipper category.

Legg Mason Batterymarch S&P 500 Index Fund	V

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2013, the gross total annual operating expense ratios for Class A and Class D shares were 0.66% and 0.55%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.59% for Class A shares and 0.39% for Class D shares. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What factors impacted the U.S. stock market during the reporting period?

A. Despite periods of volatility and several “flights to quality,” the U.S. stock market generated strong results during the reporting period. The market experienced a setback in October given renewed concerns about the economy and the upcoming “fiscal cliff.” While these and other macro issues, including the European sovereign debt crisis and uncertainties surrounding the impact of sequestration, weighed on investor sentiment at times, the market posted positive results during the last five months of the period. All told, for the six months ended March 31, 2013, the S&P 500 Index returned 10.19%.

Looking at the U.S. stock market more closely, mid-cap stocks generated the best returns during the six months ended March 31, 2013, with the Russell Midcap Indexvi returning 16.21%. In contrast, large-cap stocks, as measured by the Russell 1000 Indexvii, returned 11.10% and the small-cap Russell 2000 Indexviii returned 14.48%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 8.52% and 14.11%, respectively.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

April 26, 2013

RISKS: Stock prices are subject to market fluctuations. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index or to adjust for relative weightings. The Fund does not mirror the S&P 500 Index exactly because, unlike the S&P 500 Index, the Fund must maintain a portion of its assets in cash and liquid short term securities to meet redemption requests and pay the Fund’s expenses. The Fund’s performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

VI	Legg Mason Batterymarch S&P 500 Index Fund

Investment commentary (cont’d)

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

viii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

ix

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2013 and September 30, 2012. The composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

2	Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2012 and held for the six months ended March 31, 2013.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	9.89%	$1,000.00	$1,098.90	0.59%	$3.09	Class A	5.00%	$1,000.00	$1,021.99	0.59%	$2.97
Class D	10.02	1,000.00	1,100.20	0.39	2.04	Class D	5.00	1,000.00	1,022.99	0.39	1.97

[1]	For the six months ended March 31, 2013.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2013

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Common Stocks — 98.7%
Consumer Discretionary — 11.6%
Auto Components — 0.3%
BorgWarner Inc.	1,887	$145,941	*
Delphi Automotive PLC	4,800	213,120
Goodyear Tire & Rubber Co.	4,004	50,490	*
Johnson Controls Inc.	11,165	391,557
Total Auto Components		801,108
Automobiles — 0.5%
Ford Motor Co.	63,992	841,495
Harley-Davidson Inc.	3,689	196,624
Total Automobiles		1,038,119
Distributors — 0.1%
Genuine Parts Co.	2,527	197,106
Diversified Consumer Services — 0.1%
Apollo Group Inc., Class A Shares	1,634	28,415	*
H&R Block Inc.	4,426	130,213
Total Diversified Consumer Services		158,628
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	7,248	248,606
Chipotle Mexican Grill Inc.	507	165,216	*
Darden Restaurants Inc.	2,110	109,045
International Game Technology	4,314	71,181
Marriott International Inc., Class A Shares	3,975	167,864
McDonald’s Corp.	16,361	1,631,028
Starbucks Corp.	12,225	696,336
Starwood Hotels & Resorts Worldwide Inc.	3,161	201,451
Wyndham Worldwide Corp.	2,229	143,726
Wynn Resorts Ltd.	1,302	162,958
Yum! Brands Inc.	7,353	528,975
Total Hotels, Restaurants & Leisure		4,126,386
Household Durables — 0.3%
D.R. Horton Inc.	4,561	110,832
Garmin Ltd.	1,787	59,043
Harman International Industries Inc.	1,108	49,450
Leggett & Platt Inc.	2,329	78,674
Lennar Corp., Class A Shares	2,694	111,747
Newell Rubbermaid Inc.	4,673	121,965
PulteGroup Inc.	5,550	112,332	*
Whirlpool Corp.	1,281	151,747
Total Household Durables		795,790

See Notes to Financial Statements.

4	Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2013

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Internet & Catalog Retail — 1.1%
Amazon.com Inc.	5,933	$1,581,085	*
Expedia Inc.	1,524	91,455
Netflix Inc.	914	173,121	*
Priceline.com Inc.	814	559,975	*
TripAdvisor Inc.	1,846	96,952	*
Total Internet & Catalog Retail		2,502,588
Leisure Equipment & Products — 0.1%
Hasbro Inc.	1,869	82,124
Mattel Inc.	5,621	246,143
Total Leisure Equipment & Products		328,267
Media — 3.5%
Cablevision Systems Corp., New York Group, Class A Shares	3,499	52,345
CBS Corp., Class B Shares	9,547	445,749
Comcast Corp., Class A Shares	43,064	1,809,119
DIRECTV	9,351	529,360	*
Discovery Communications Inc., Class A Shares	3,990	314,173	*
Gannett Co. Inc.	3,749	81,991
Interpublic Group of Cos. Inc.	6,753	87,992
News Corp., Class A Shares	32,626	995,746
Omnicom Group Inc.	4,265	251,208
Scripps Networks Interactive, Class A Shares	1,453	93,486
Time Warner Cable Inc.	4,784	459,551
Time Warner Inc.	15,252	878,820
Viacom Inc., Class B Shares	7,357	452,970
Walt Disney Co.	29,455	1,673,044
Washington Post Co., Class B Shares	74	33,078
Total Media		8,158,632
Multiline Retail — 0.8%
Dollar General Corp.	4,915	248,601	*
Dollar Tree Inc.	3,707	179,530	*
Family Dollar Stores Inc.	1,568	92,590
J.C. Penney Co. Inc.	2,325	35,131
Kohl’s Corp.	3,452	159,241
Macy’s Inc.	6,448	269,784
Nordstrom Inc.	2,443	134,927
Target Corp.	10,715	733,442
Total Multiline Retail		1,853,246

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report	5

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Specialty Retail — 2.3%
Abercrombie & Fitch Co., Class A Shares	1,298	$59,968
AutoNation Inc.	632	27,650	*
AutoZone Inc.	593	235,285	*
Bed Bath & Beyond Inc.	3,690	237,710	*
Best Buy Co. Inc.	4,339	96,109
CarMax Inc.	3,722	155,207	*
GameStop Corp., Class A Shares	1,977	55,297
Gap Inc.	4,849	171,655
Home Depot Inc.	24,394	1,702,213
L Brands Inc.	3,905	174,397
Lowe’s Cos. Inc.	18,110	686,731
O’Reilly Automotive Inc.	1,816	186,231	*
PetSmart Inc.	1,753	108,861
Ross Stores Inc.	3,628	219,929
Sherwin-Williams Co.	1,400	236,446
Staples Inc.	10,994	147,649
Tiffany & Co.	1,945	135,255
TJX Cos. Inc.	11,898	556,232
Urban Outfitters Inc.	1,785	69,151	*
Total Specialty Retail		5,261,976
Textiles, Apparel & Luxury Goods — 0.7%
Coach Inc.	4,581	229,004
Fossil Inc.	872	84,235	*
NIKE Inc., Class B Shares	11,837	698,501
PVH Corp.	1,275	136,183
Ralph Lauren Corp.	992	167,956
V.F. Corp.	1,439	241,392
Total Textiles, Apparel & Luxury Goods		1,557,271
Total Consumer Discretionary		26,779,117
Consumer Staples — 10.8%
Beverages — 2.4%
Beam Inc.	2,605	165,522
Brown-Forman Corp., Class B Shares	2,473	176,572
Coca-Cola Co.	62,532	2,528,794
Coca-Cola Enterprises Inc.	4,282	158,091
Constellation Brands Inc., Class A Shares	2,488	118,528	*
Dr. Pepper Snapple Group Inc.	3,247	152,447
Molson Coors Brewing Co., Class B Shares	2,546	124,576

See Notes to Financial Statements.

6	Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2013

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Beverages — continued
Monster Beverage Corp.	2,300	$109,802	*
PepsiCo Inc.	25,171	1,991,278
Total Beverages		5,525,610
Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	7,108	754,230
CVS Caremark Corp.	20,087	1,104,584
Kroger Co.	8,459	280,331
Safeway Inc.	3,909	103,002
Sysco Corp.	9,560	336,225
Wal-Mart Stores Inc.	27,289	2,042,036
Walgreen Co.	14,032	669,046
Whole Foods Market Inc.	2,788	241,859
Total Food & Staples Retailing		5,531,313
Food Products — 1.9%
Archer-Daniels-Midland Co.	10,745	362,429
Campbell Soup Co.	2,924	132,633
ConAgra Foods Inc.	6,752	241,789
Dean Foods Co.	3,033	54,988	*
General Mills Inc.	10,549	520,171
H.J. Heinz Co.	5,232	378,117
Hershey Co.	2,449	214,361
Hormel Foods Corp.	2,193	90,615
J.M. Smucker Co.	1,750	173,530
Kellogg Co.	4,074	262,488
Kraft Foods Group Inc.	9,651	497,316
McCormick & Co. Inc., Non Voting Shares	2,165	159,236
Mead Johnson Nutrition Co., Class A Shares	3,261	252,564
Mondelez International Inc., Class A Shares	29,055	889,373
Tyson Foods Inc., Class A Shares	4,627	114,842
Total Food Products		4,344,452
Household Products — 2.2%
Clorox Co.	2,136	189,100
Colgate-Palmolive Co.	7,172	846,511
Kimberly-Clark Corp.	6,324	619,626
Procter & Gamble Co.	44,567	3,434,333
Total Household Products		5,089,570
Personal Products — 0.1%
Avon Products Inc.	7,053	146,209
Estee Lauder Cos. Inc., Class A Shares	3,911	250,421
Total Personal Products		396,630

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report	7

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Tobacco — 1.8%
Altria Group Inc.	32,791	$1,127,683
Lorillard Inc.	6,201	250,210
Philip Morris International Inc.	26,884	2,492,416
Reynolds American Inc.	5,249	233,528
Total Tobacco		4,103,837
Total Consumer Staples		24,991,412
Energy — 10.7%
Energy Equipment & Services — 1.8%
Baker Hughes Inc.	7,209	334,570
Cameron International Corp.	4,044	263,669	*
Diamond Offshore Drilling Inc.	1,134	78,881
Ensco PLC, Class A Shares	3,800	228,000
FMC Technologies Inc.	3,879	210,979	*
Halliburton Co.	15,203	614,353
Helmerich & Payne Inc.	1,733	105,193
Nabors Industries Ltd.	4,748	77,012
National-Oilwell Varco Inc.	6,961	492,491
Noble Corp.	4,123	157,292
Rowan Cos. PLC, Class A Shares	2,027	71,675	*
Schlumberger Ltd.	21,671	1,622,941
Total Energy Equipment & Services		4,257,056
Oil, Gas & Consumable Fuels — 8.9%
Anadarko Petroleum Corp.	8,167	714,204
Apache Corp.	6,392	493,207
Cabot Oil & Gas Corp.	3,434	232,173
Chesapeake Energy Corp.	8,495	173,383
Chevron Corp.	31,696	3,766,119
ConocoPhillips	19,921	1,197,252
CONSOL Energy Inc.	3,722	125,245
Denbury Resources Inc.	6,093	113,635	*
Devon Energy Corp.	6,160	347,547
EOG Resources Inc.	4,433	567,734
Exxon Mobil Corp.	73,099	6,586,951
Hess Corp.	4,848	347,165
Kinder Morgan Inc.	10,357	400,609
Marathon Oil Corp.	11,546	389,331
Marathon Petroleum Corp.	5,384	482,407
Murphy Oil Corp.	2,955	188,322

See Notes to Financial Statements.

8	Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2013

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Newfield Exploration Co.	2,206	$49,459	*
Noble Energy Inc.	2,930	338,884
Occidental Petroleum Corp.	13,143	1,030,017
Peabody Energy Corp.	4,399	93,039
Phillips 66	10,148	710,056
Pioneer Natural Resources Co.	2,160	268,380
QEP Resources Inc.	2,836	90,298
Range Resources Corp.	2,657	215,323
Southwestern Energy Co.	5,728	213,425	*
Spectra Energy Corp.	10,900	335,175
Tesoro Corp.	2,242	131,269
Valero Energy Corp.	9,021	410,365
Williams Cos. Inc.	11,120	416,555
WPX Energy Inc.	3,211	51,440	*
Total Oil, Gas & Consumable Fuels		20,478,969
Total Energy		24,736,025
Financials — 15.7%
Capital Markets — 2.0%
Ameriprise Financial Inc.	3,320	244,518
Bank of New York Mellon Corp.	18,983	531,334
BlackRock Inc.	2,052	527,118
Charles Schwab Corp.	17,931	317,199
E*TRADE Financial Corp.	4,152	44,468	*
Franklin Resources Inc.	2,254	339,926
Goldman Sachs Group Inc.	7,139	1,050,504
Invesco Ltd.	7,174	207,759
Legg Mason Inc.	1,872	60,185	(a)
Morgan Stanley	22,399	492,330
Northern Trust Corp.	3,551	193,742
State Street Corp.	7,454	440,457
T. Rowe Price Group Inc.	4,226	316,401
Total Capital Markets		4,765,941
Commercial Banks — 2.7%
BB&T Corp.	11,418	358,411
Comerica Inc.	3,062	110,079
Fifth Third Bancorp	14,280	232,907
First Horizon National Corp.	3,972	42,421
Huntington Bancshares Inc.	13,737	101,517

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report	9

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Commercial Banks — continued
KeyCorp	15,073	$150,127
M&T Bank Corp.	1,996	205,907
PNC Financial Services Group Inc.	8,621	573,297
Regions Financial Corp.	23,060	188,861
SunTrust Banks Inc.	8,793	253,326
U.S. Bancorp	30,401	1,031,506
Wells Fargo & Co.	79,973	2,958,201
Zions Bancorporation	3,005	75,095
Total Commercial Banks		6,281,655
Consumer Finance — 0.9%
American Express Co.	15,680	1,057,773
Capital One Financial Corp.	9,500	522,025
Discover Financial Services	8,066	361,679
SLM Corp.	7,396	151,470
Total Consumer Finance		2,092,947
Diversified Financial Services — 3.8%
Bank of America Corp.	176,534	2,150,184
Citigroup Inc.	49,578	2,193,331
CME Group Inc.	5,007	307,380
IntercontinentalExchange Inc.	1,186	193,401	*
JPMorgan Chase & Co.	62,445	2,963,640
Leucadia National Corp.	4,785	131,252
McGraw-Hill Cos. Inc.	4,581	238,578
Moody’s Corp.	3,162	168,598
Nasdaq OMX Group Inc.	1,919	61,984
NYSE Euronext	3,965	153,207
Principal Financial Group Inc.	4,500	153,135
Total Diversified Financial Services		8,714,690
Insurance — 4.0%
ACE Ltd.	5,536	492,538
AFLAC Inc.	7,631	396,965
Allstate Corp.	7,790	382,255
American International Group Inc.	24,086	935,018	*
Aon PLC	5,128	315,372
Assurant Inc.	1,285	57,838
Berkshire Hathaway Inc., Class B Shares	29,758	3,100,784	*
Chubb Corp.	4,258	372,703
Cincinnati Financial Corp.	2,397	113,114

See Notes to Financial Statements.

10	Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2013

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Insurance — continued
Genworth Financial Inc., Class A Shares	8,039	$80,390	*
Hartford Financial Services Group Inc.	7,123	183,773
Lincoln National Corp.	4,429	144,430
Loews Corp.	5,051	222,598
Marsh & McLennan Cos. Inc.	8,947	339,718
MetLife Inc.	17,842	678,353
Progressive Corp.	9,065	229,073
Prudential Financial Inc.	7,586	447,498
Torchmark Corp.	1,528	91,374
Travelers Cos. Inc.	6,249	526,103
Unum Group	4,402	124,356
XL Group PLC	4,812	145,804
Total Insurance		9,380,057
Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	6,447	495,903
Apartment Investment and Management Co., Class A Shares	2,379	72,940
AvalonBay Communities Inc.	1,857	235,226
Boston Properties Inc.	2,474	250,023
Equity Residential	5,227	287,799
HCP Inc.	7,397	368,814
Health Care REIT Inc.	4,255	288,957
Host Hotels & Resorts Inc.	11,856	207,361
Kimco Realty Corp.	6,655	149,072
Plum Creek Timber Co. Inc.	2,648	138,226
Prologis Inc.	7,551	301,889
Public Storage Inc.	2,354	358,561
Simon Property Group Inc.	5,118	811,510
Ventas Inc.	4,763	348,652
Vornado Realty Trust	2,763	231,097
Weyerhaeuser Co.	8,897	279,188
Total Real Estate Investment Trusts (REITs)		4,825,218
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A Shares	4,964	125,341	*
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp Inc.	7,755	67,003
People’s United Financial Inc.	5,595	75,197
Total Thrifts & Mortgage Finance		142,200
Total Financials		36,328,049

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report	11

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Health Care — 12.4%
Biotechnology — 1.8%
Alexion Pharmaceuticals Inc.	3,185	$293,466	*
Amgen Inc.	12,210	1,251,647
Biogen Idec Inc.	3,855	743,668	*
Celgene Corp.	6,832	791,897	*
Gilead Sciences Inc.	24,837	1,215,274	*
Total Biotechnology		4,295,952
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	25,626	905,110
Baxter International Inc.	8,907	647,005
Becton, Dickinson & Co.	3,165	302,606
Boston Scientific Corp.	22,146	172,960	*
C.R. Bard Inc.	1,241	125,068
CareFusion Corp.	3,659	128,028	*
Covidien PLC	7,700	522,368
DENTSPLY International Inc.	2,330	98,839
Edwards Lifesciences Corp.	1,862	152,982	*
Hospira Inc.	2,699	88,608	*
Intuitive Surgical Inc.	654	321,238	*
Medtronic Inc.	16,501	774,887
St. Jude Medical Inc.	4,615	186,631
Stryker Corp.	4,718	307,802
Thermo Fisher Scientific Inc.	5,835	446,319
Varian Medical Systems Inc.	1,780	128,160	*
Zimmer Holdings Inc.	2,763	207,833
Total Health Care Equipment & Supplies		5,516,444
Health Care Providers & Services — 1.9%
Aetna Inc.	5,361	274,054
AmerisourceBergen Corp.	3,755	193,195
Cardinal Health Inc.	5,561	231,449
CIGNA Corp.	4,665	290,956
Coventry Health Care Inc.	2,196	103,278
DaVita HealthCare Partners Inc.	1,377	163,298	*
Express Scripts Holding Co.	13,354	769,858	*
Humana Inc.	2,584	178,580
Laboratory Corporation of America Holdings	1,519	137,014	*
McKesson Corp.	3,799	410,140
Patterson Cos. Inc.	1,365	51,925

See Notes to Financial Statements.

12	Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2013

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Health Care Providers & Services — continued
Quest Diagnostics Inc.	2,582	$145,754
Tenet Healthcare Corp.	1,701	80,934	*
UnitedHealth Group Inc.	16,768	959,297
WellPoint Inc.	4,961	328,567
Total Health Care Providers & Services		4,318,299
Health Care Technology — 0.1%
Cerner Corp.	2,388	226,263	*
Life Sciences Tools & Services — 0.3%
Agilent Technologies Inc.	5,661	237,592
Life Technologies Corp.	2,808	181,481	*
PerkinElmer Inc.	1,856	62,436
Waters Corp.	1,401	131,568	*
Total Life Sciences Tools & Services		613,077
Pharmaceuticals — 5.9%
AbbVie Inc.	25,743	1,049,800
Actavis Inc.	2,090	192,510	*
Allergan Inc.	5,017	560,048
Bristol-Myers Squibb Co.	26,713	1,100,308
Eli Lilly & Co.	16,288	924,995
Forest Laboratories Inc.	3,823	145,427	*
Johnson & Johnson	45,606	3,718,257
Merck & Co. Inc.	49,311	2,181,026
Mylan Inc.	6,453	186,750	*
Perrigo Co.	1,441	171,090
Pfizer Inc.	117,291	3,385,018
Total Pharmaceuticals		13,615,229
Total Health Care		28,585,264
Industrials — 10.0%
Aerospace & Defense — 1.7%
Boeing Co.	11,103	953,193
General Dynamics Corp.	5,420	382,164
Honeywell International Inc.	12,787	963,501
L-3 Communications Holdings Inc.	1,466	118,629
Lockheed Martin Corp.	4,368	421,599
Northrop Grumman Corp.	3,869	271,410
Precision Castparts Corp.	2,390	453,192
Raytheon Co.	5,308	312,057
Rockwell Collins Inc.	2,228	140,631
Total Aerospace & Defense		4,016,376

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report	13

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide Inc.	2,628	$156,261
Expeditors International of Washington Inc.	3,369	120,307
FedEx Corp.	4,772	468,610
Ryder System Inc.	840	50,190
United Parcel Service Inc., Class B Shares	11,666	1,002,110
Total Air Freight & Logistics		1,797,478
Airlines — 0.1%
Southwest Airlines Co.	11,879	160,129
Building Products — 0.1%
Masco Corp.	5,818	117,814
Commercial Services & Supplies — 0.4%
ADT Corp.	3,747	183,378
Avery Dennison Corp.	1,634	70,377
Cintas Corp.	1,710	75,462
Iron Mountain Inc.	2,730	99,126
Pitney Bowes Inc.	3,285	48,815
Republic Services Inc.	4,851	160,083
Stericycle Inc.	1,405	149,183	*
Waste Management Inc.	7,055	276,627
Total Commercial Services & Supplies		1,063,051
Construction & Engineering — 0.2%
Fluor Corp.	2,651	175,841
Jacobs Engineering Group Inc.	2,127	119,623	*
Quanta Services Inc.	3,480	99,458	*
Total Construction & Engineering		394,922
Electrical Equipment — 0.7%
Eaton Corp. PLC	7,686	470,768
Emerson Electric Co.	11,781	658,204
Rockwell Automation Inc.	2,281	196,964
Roper Industries Inc.	1,613	205,351
Total Electrical Equipment		1,531,287
Industrial Conglomerates — 2.9%
3M Co.	10,357	1,101,053
General Electric Co.	169,648	3,922,262
Textron Inc.	4,430	132,058
Tyco International Ltd.	7,603	243,296
United Technologies Corp.	13,759	1,285,503
Total Industrial Conglomerates		6,684,172

See Notes to Financial Statements.

14	Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2013

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Machinery — 2.0%
Caterpillar Inc.	10,687	$929,448
Cummins Inc.	2,881	333,649
Danaher Corp.	9,459	587,877
Deere & Co.	6,356	546,489
Dover Corp.	2,850	207,708
Flowserve Corp.	786	131,820
Illinois Tool Works Inc.	6,776	412,929
Ingersoll-Rand PLC	4,534	249,415
Joy Global Inc.	1,728	102,851
PACCAR Inc.	5,767	291,579
Pall Corp.	1,813	123,955
Parker Hannifin Corp.	2,434	222,906
Pentair Ltd., Registered Shares	3,363	177,398
Snap-on Inc.	951	78,648
Stanley Black & Decker Inc.	2,615	211,737
Xylem Inc.	2,964	81,688
Total Machinery		4,690,097
Professional Services — 0.1%
Dun & Bradstreet Corp.	667	55,795
Equifax Inc.	1,965	113,164
Robert Half International Inc.	2,276	85,418
Total Professional Services		254,377
Road & Rail — 0.8%
CSX Corp.	16,654	410,188
Norfolk Southern Corp.	5,132	395,575
Union Pacific Corp.	7,657	1,090,433
Total Road & Rail		1,896,196
Trading Companies & Distributors — 0.2%
Fastenal Co.	4,404	226,145
W. W. Grainger Inc.	975	219,356
Total Trading Companies & Distributors		445,501
Total Industrials		23,051,400
Information Technology — 17.8%
Communications Equipment — 1.9%
Cisco Systems Inc.	86,992	1,819,003
F5 Networks Inc.	1,282	114,201	*
Harris Corp.	1,841	85,312
JDS Uniphase Corp.	3,824	51,127	*

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report	15

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Communications Equipment — continued
Juniper Networks Inc.	8,412	$155,958	*
Motorola Solutions Inc.	4,457	285,382
QUALCOMM Inc.	28,031	1,876,675
Total Communications Equipment		4,387,658
Computers & Peripherals — 4.1%
Apple Inc.	15,321	6,781,534
Dell Inc.	23,827	341,441
EMC Corp.	34,334	820,239	*
Hewlett-Packard Co.	31,859	759,519
NetApp Inc.	5,880	200,861	*
SanDisk Corp.	3,946	217,030	*
Seagate Technology PLC	5,211	190,514
Western Digital Corp.	3,533	177,639
Total Computers & Peripherals		9,488,777
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A Shares	2,605	194,463
Corning Inc.	24,022	320,213
FLIR Systems Inc.	2,365	61,514
Jabil Circuit Inc.	3,001	55,458
Molex Inc.	2,259	66,144
TE Connectivity Ltd.	6,800	285,124
Total Electronic Equipment, Instruments & Components		982,916
Internet Software & Services — 2.2%
Akamai Technologies Inc.	2,902	102,412	*
eBay Inc.	19,037	1,032,186	*
Google Inc., Class A Shares	4,357	3,459,589	*
VeriSign Inc.	2,489	117,680	*
Yahoo! Inc.	15,812	372,056	*
Total Internet Software & Services		5,083,923
IT Services — 3.8%
Accenture PLC, Class A Shares	10,512	798,597
Automatic Data Processing Inc.	7,913	514,503
Cognizant Technology Solutions Corp., Class A Shares	4,923	377,151	*
Computer Sciences Corp.	2,504	123,272
Fidelity National Information Services Inc.	4,784	189,542
Fiserv Inc.	2,179	191,382	*
International Business Machines Corp.	17,093	3,645,937
MasterCard Inc., Class A Shares	1,723	932,367

See Notes to Financial Statements.

16	Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2013

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
IT Services — continued
Paychex Inc.	5,281	$185,205
SAIC Inc.	4,650	63,007
Teradata Corp.	2,628	153,764	*
Total System Services Inc.	2,622	64,973
Visa Inc., Class A Shares	8,414	1,429,034
Western Union Co.	9,279	139,556
Total IT Services		8,808,290
Office Electronics — 0.1%
Xerox Corp.	19,967	171,716
Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices Inc.	9,903	25,253	*
Altera Corp.	5,217	185,047
Analog Devices Inc.	4,992	232,078
Applied Materials Inc.	19,579	263,925
Broadcom Corp., Class A Shares	8,624	298,994
First Solar Inc.	994	26,798	*
Intel Corp.	80,692	1,763,120
KLA-Tencor Corp.	2,711	142,978
Lam Research Corp.	2,649	109,828	*
Linear Technology Corp.	3,795	145,614
LSI Corp.	8,969	60,810	*
Microchip Technology Inc.	3,187	117,154
Micron Technology Inc.	16,670	166,367	*
NVIDIA Corp.	10,194	130,687
Teradyne Inc.	3,105	50,363	*
Texas Instruments Inc.	18,025	639,527
Xilinx Inc.	4,267	162,871
Total Semiconductors & Semiconductor Equipment		4,521,414
Software — 3.3%
Adobe Systems Inc.	8,138	354,084	*
Autodesk Inc.	3,666	151,186	*
BMC Software Inc.	2,144	99,332	*
CA Inc.	5,430	136,673
Citrix Systems Inc.	3,041	219,439	*
Electronic Arts Inc.	4,938	87,403	*
Intuit Inc.	4,546	298,445
Microsoft Corp.	122,994	3,518,858
Oracle Corp.	60,247	1,948,388

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report	17

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Software — continued
Red Hat Inc.	3,152	$159,365	*
Salesforce.com Inc.	2,198	393,068	*
Symantec Corp.	11,244	277,502	*
Total Software		7,643,743
Total Information Technology		41,088,437
Materials — 3.3%
Chemicals — 2.3%
Air Products & Chemicals Inc.	3,388	295,163
Airgas Inc.	1,115	110,563
CF Industries Holdings Inc.	1,028	195,700
Dow Chemical Co.	19,650	625,656
E.I. du Pont de Nemours & Co.	15,243	749,346
Eastman Chemical Co.	2,512	175,514
Ecolab Inc.	4,331	347,260
FMC Corp.	2,246	128,089
International Flavors & Fragrances Inc.	1,330	101,971
LyondellBasell Industries NV, Class A Shares	6,200	392,398
Monsanto Co.	8,741	923,312
Mosaic Co.	4,515	269,139
PPG Industries Inc.	2,330	312,080
Praxair Inc.	4,832	538,961
Sigma-Aldrich Corp.	1,965	152,641
Total Chemicals		5,317,793
Construction Materials — 0.1%
Vulcan Materials Co.	2,119	109,552
Containers & Packaging — 0.2%
Ball Corp.	2,438	116,000
Bemis Co. Inc.	1,681	67,845
MeadWestvaco Corp.	2,866	104,036
Owens-Illinois Inc.	2,676	71,316	*
Sealed Air Corp.	3,175	76,549
Total Containers & Packaging		435,746
Metals & Mining — 0.6%
Alcoa Inc.	17,446	148,640
Allegheny Technologies Inc.	1,753	55,588
Cliffs Natural Resources Inc.	2,472	46,993
Freeport-McMoRan Copper & Gold Inc.	15,491	512,752
Newmont Mining Corp.	8,105	339,518

See Notes to Financial Statements.

18	Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2013

Legg Mason Batterymarch S&P 500 Index Fund

Security	Shares	Value
Metals & Mining — continued
Nucor Corp.	5,183	$239,195
United States Steel Corp.	2,354	45,903
Total Metals & Mining		1,388,589
Paper & Forest Products — 0.1%
International Paper Co.	7,199	335,330
Total Materials		7,587,010
Telecommunication Services — 2.9%
Diversified Telecommunication Services — 2.6%
AT&T Inc.	89,596	3,287,277
CenturyLink Inc.	10,211	358,713
Frontier Communications Corp.	16,296	64,858
Verizon Communications Inc.	46,633	2,292,012
Windstream Corp.	9,634	76,590
Total Diversified Telecommunication Services		6,079,450
Wireless Telecommunication Services — 0.3%
Crown Castle International Corp.	4,783	333,088	*
MetroPCS Communications Inc.	5,222	56,920	*
Sprint Nextel Corp.	49,121	305,041	*
Total Wireless Telecommunication Services		695,049
Total Telecommunication Services		6,774,499
Utilities — 3.5%
Electric Utilities — 1.9%
American Electric Power Co. Inc.	7,924	385,344
Duke Energy Corp.	11,496	834,495
Edison International	5,316	267,501
Entergy Corp.	2,905	183,712
Exelon Corp.	13,950	480,996
FirstEnergy Corp.	6,823	287,931
NextEra Energy Inc.	6,850	532,108
Northeast Utilities	5,129	222,906
Pepco Holdings Inc.	3,753	80,314
Pinnacle West Capital Corp.	1,791	103,681
PPL Corp.	9,495	297,289
Southern Co.	14,177	665,185
Total Electric Utilities		4,341,462
Gas Utilities — 0.2%
AGL Resources Inc.	1,963	82,348
EQT Corp.	2,456	166,394

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report	19

Legg Mason Batterymarch S&P 500 Index Fund

Security			Shares	Value
Gas Utilities — continued
ONEOK Inc.			3,344	$159,408
Total Gas Utilities				408,150
Independent Power Producers & Energy Traders — 0.1%
AES Corp.			10,099	126,944
NRG Energy Inc.			5,273	139,682
Total Independent Power Producers & Energy Traders				266,626
Multi-Utilities — 1.3%
Ameren Corp.			3,959	138,644
CenterPoint Energy Inc.			6,978	167,193
CMS Energy Corp.			4,321	120,729
Consolidated Edison Inc.			4,779	291,662
Dominion Resources Inc.			9,403	547,067
DTE Energy Co.			2,815	192,377
Integrys Energy Group Inc.			1,353	78,690
NiSource Inc.			5,077	148,959
PG&E Corp.			7,157	318,701
Public Service Enterprise Group Inc.			8,254	283,442
SCANA Corp.			2,160	110,506
Sempra Energy			3,692	295,139
TECO Energy Inc.			3,332	59,376
Wisconsin Energy Corp.			3,736	160,237
Xcel Energy Inc.			7,967	236,620
Total Multi-Utilities				3,149,342
Total Utilities				8,165,580
Total Common Stocks (Cost — $153,916,585)				228,086,793
Investment in Underlying Funds — 1.8%
SPDR S&P 500 ETF Trust (Cost — $4,212,564)			27,121	4,245,792
Total Investments before Short-Term Investments (Cost — $158,129,149)				232,332,585

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.0%
Repurchase Agreements — 0.0%
Interest in $91,224,000 joint tri-party repurchase agreement dated 3/28/13 with Deutsche Bank Securities Inc.; Proceeds at maturity — $14,000; (Fully collateralized by various U.S. government agency obligations, 0.600% to 0.750% due 2/22/16 to 3/6/17; Market Value — $14,280) (Cost — $14,000)	0.200%	4/1/13	$14,000	14,000
Total Investments — 100.5% (Cost — $158,143,149#)				232,346,585
Liabilities in Excess of Other Assets — (0.5)%				(1,110,061)
Total Net Assets — 100.0%				$231,236,524

See Notes to Financial Statements.

20	Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2013

Legg Mason Batterymarch S&P 500 Index Fund

*	Non-income producing security.

(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 7).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ETF	— Exchange Traded Fund
REIT	— Real Estate Investment Trust
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report	21

Statement of assets and liabilities (unaudited)

March 31, 2013

Assets:
Investments in unaffiliated securities, at value (Cost — $157,908,138)	$232,286,400
Investments in affiliated securities, at value (Cost — $235,011)	60,185
Cash	42,956
Dividends and interest receivable	297,643
Receivable for securities sold	133,676
Receivable for Fund shares sold	91,555
Prepaid expenses	21,189
Total Assets	232,933,604

Liabilities:
Payable for Fund shares repurchased	1,411,943
Service and/or distribution fees payable	37,793
Investment management fee payable	35,491
Payable for securities purchased	31,568
Trustees’ fees payable	4,498
Accrued expenses	175,787
Total Liabilities	1,697,080
Total Net Assets	$231,236,524

Net Assets:
Par value (Note 8)	$146
Paid-in capital in excess of par value	189,821,965
Undistributed net investment income	78,953
Accumulated net realized loss on investments	(32,867,976)
Net unrealized appreciation on investments	74,203,436
Total Net Assets	$231,236,524

Shares Outstanding:
Class A	14,042,774
Class D	567,866

Net Asset Value:
Class A	$15.82
Class D	$15.92

See Notes to Financial Statements.

22	Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2013

Investment Income:
Dividends from unaffiliated investments	$2,802,801
Dividends from affiliated investments	695
Interest	76
Less: Foreign taxes withheld	(3,430)
Total Investment Income	2,800,142

Expenses:
Investment management fee (Note 2)	290,439
Service and/or distribution fees (Notes 2 and 5)	223,402
Transfer agent fees (Note 5)	112,291
Legal fees	24,222
Audit and tax	20,381
Registration fees	16,157
Shareholder reports	16,031
Fund accounting fees	11,723
Standard & Poor’s license fees	11,618
Trustees’ fees	9,600
Custody fees	5,380
Insurance	2,993
Miscellaneous expenses	2,766
Total Expenses	747,003
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(70,517)
Net Expenses	676,486
Net Investment Income	2,123,656

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	15,511,838
Investment transactions in affiliated securities	(36,371)
Net Realized Gain	15,475,467
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated investments	3,609,137
Affiliated investments	51,302
Change in Net Unrealized Appreciation (Depreciation)	3,660,439
Net Gain on Investments	19,135,906
Increase in Net Assets from Operations	$21,259,562

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report	23

Statements of changes in net assets

For the Six Months Ended March 31, 2013 (unaudited) and the Year Ended September 30, 2012	2013	2012

Operations:
Net investment income	$2,123,656	$3,869,794
Net realized gain	15,475,467	14,850,304
Change in net unrealized appreciation (depreciation)	3,660,439	41,929,442
Increase in Net Assets From Operations	21,259,562	60,649,540

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(4,500,007)	(3,600,007)
Decrease in Net Assets From Distributions to Shareholders	(4,500,007)	(3,600,007)

Fund Share Transactions (Note 8):
Net proceeds from sale of shares	7,676,711	16,710,998
Reinvestment of distributions	4,475,405	3,586,563
Cost of shares repurchased	(45,039,977)	(45,750,755)
Decrease in Net Assets From Fund Share Transactions	(32,887,861)	(25,453,194)
Increase (Decrease) in Net Assets	(16,128,306)	31,596,339

Net Assets:
Beginning of period	247,364,830	215,768,491
End of period*	$231,236,524	$247,364,830
* Includes undistributed net investment income of:	$78,953	$2,455,304

See Notes to Financial Statements.

24	Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2013[2]	2012	2011	2010	2009[3]	2008[4]

Net asset value, beginning of period	$14.68	$11.51	$11.61	$10.75	$9.06	$14.86

Income (loss) from operations:
Net investment income	0.13	0.22	0.18	0.16	0.13	0.22
Net realized and unrealized gain (loss)	1.29	3.15	(0.10)	0.88	1.59	(5.79)
Total income (loss) from operations	1.42	3.37	0.08	1.04	1.72	(5.57)

Less distributions from:
Net investment income	(0.28)	(0.20)	(0.18)	(0.18)	(0.03)	(0.23)
Total distributions	(0.28)	(0.20)	(0.18)	(0.18)	(0.03)	(0.23)

Net asset value, end of period	$15.82	$14.68	$11.51	$11.61	$10.75	$9.06
Total return[5]	9.89%	29.55%	0.56%	9.71%	19.00%	(37.47)%

Net assets, end of period (millions)	$222	$236	$204	$229	$260	$239

Ratios to average net assets:
Gross expenses	0.64%[6]	0.66%	0.61%	0.61%	0.62%[6]	0.57%
Net expenses[7,8,9]	0.59 [6]	0.59	0.59	0.59	0.59 [6]	0.55
Net investment income	1.82 [6]	1.61	1.41	1.44	1.88 [6]	1.72

Portfolio turnover rate	12%	7%	5%	7%[10]	4%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2013 (unaudited).

[3]	For the period January 1, 2009 through September 30, 2009.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.59%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Prior to May 1, 2010, the expense limitation was 0.59% as a result of a contractual expense limitation.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Excludes the value of portfolio securities delivered as a result of in-kind redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report	25

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class D Shares[1]	2013[2]	2012	2011	2010	2009[3]	2008[4]

Net asset value, beginning of period	$14.78	$11.59	$11.68	$10.82	$9.11	$14.93

Income (loss) from operations:
Net investment income	0.15	0.24	0.21	0.19	0.14	0.24
Net realized and unrealized gain (loss)	1.30	3.17	(0.09)	0.87	1.60	(5.81)
Total income (loss) from operations	1.45	3.41	0.12	1.06	1.74	(5.57)

Less distributions from:
Net investment income	(0.31)	(0.22)	(0.21)	(0.20)	(0.03)	(0.25)
Total distributions	(0.31)	(0.22)	(0.21)	(0.20)	(0.03)	(0.25)

Net asset value, end of period	$15.92	$14.78	$11.59	$11.68	$10.82	$9.11
Total return[5]	10.02%	29.78%	0.85%[6]	9.80%	19.14%	(37.30)%

Net assets, end of period (millions)	$9	$11	$12	$14	$17	$20

Ratios to average net assets:
Gross expenses	0.61%[7]	0.42%	0.49%	0.47%	0.88%[7]	0.37%
Net expenses[8,9,10]	0.39 [7]	0.39	0.39	0.39	0.39 [7]	0.36
Net investment income	1.96 [7]	1.80	1.61	1.65	2.09 [7]	1.92

Portfolio turnover rate	12%	7%	5%	7%[11]	4%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2013 (unaudited).

[3]	For the period January 1, 2009 through September 30, 2009.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 0.76% for the year ended September 30, 2011.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class D shares did not exceed 0.39%. This expense limitation arrangement cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent. Prior to May 1, 2010, the expense limitation was 0.39% as a result of a contractual expense limitation.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[11]	Excludes the value of portfolio securities delivered as a result of in-kind redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

26	Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report	27

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

28	Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$228,086,793	—	—	$228,086,793
Investment in underlying funds†	4,245,792	—	—	4,245,792
Total long-term investments	$232,332,585	—	—	$232,332,585
Short-term investments†	—	$14,000	—	14,000
Total investments	$232,332,585	$14,000	—	$232,346,585

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on

Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report	29

historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2013, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the Fund’s cash and short-term instruments. LMPFA, Batterymarch and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

30	Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments, which is provided by Western Asset. For its services, LMPFA pays Batterymarch and Western Asset an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A and Class D shares did not exceed 0.59% and 0.39%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the six months ended March 31, 2013, fees waived and/or expenses reimbursed amounted to $70,517.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended March 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$27,975,428
Sales	61,862,368

At March 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$91,367,116
Gross unrealized depreciation	(17,163,680)
Net unrealized appreciation	$74,203,436

Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report	31

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended March 31, 2013, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan, the Fund pays a service and/or distribution fee with respect to its Class A shares calculated at the annual rate of 0.20% of the average daily net assets of that class. Service and distribution fees are accrued and paid monthly.

For the six months ended March 31, 2013, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$223,402	$100,809
Class D	—	11,482
Total	$223,402	$112,291

For the six months ended March 31, 2013, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$60,661
Class D	9,856
Total	$70,517

6. Distributions to shareholders by class

	Six Months Ended March 31, 2013	Year Ended September 30, 2012
Net Investment Income:
Class A	$4,324,319	$3,381,151
Class D	175,688	218,856
Total	$4,500,007	$3,600,007

7. Transactions with affiliated companies

The Fund invests in securities that are components of the S&P 500 Index. Legg Mason Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Legg Mason Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Legg Mason for the six months ended March 31, 2013:

	Affiliate Value at 09/30/12	Purchased		Sold		Dividend Income	Affiliate Value at 3/31/13	Realized Loss
Company		Cost	Shares/Par	Cost	Shares/Par
Legg Mason Inc.	$55,333	—	—	$46,450	370	$695	$60,185	$(36,371)

32	Legg Mason Batterymarch S&P 500 Index Fund 2013 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

8. Shares of beneficial interest

At March 31, 2013, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2013		Year Ended September 30, 2012
	Shares	Amount	Shares	Amount
Class A
Shares sold	466,232	$6,868,670	1,057,629	$14,280,640
Shares issued on reinvestment	300,050	4,299,717	267,916	3,367,707
Shares repurchased	(2,799,952)	(41,105,641)	(2,960,612)	(39,601,572)
Net decrease	(2,033,670)	$(29,937,254)	(1,635,067)	$(21,953,225)

Class D
Shares sold	54,724	$808,041	175,673	$2,430,358
Shares issued on reinvestment	12,192	175,688	17,315	218,856
Shares repurchased	(270,659)	(3,934,336)	(447,322)	(6,149,183)
Net decrease	(203,743)	$(2,950,607)	(254,334)	$(3,499,969)

9. Capital loss carryforward

As of September 30, 2012, the Fund had a net capital loss carryforward of:

Date of Expiration	Amount
9/30/2014	$(5,789,264)
9/30/2016	(11,834,597)
9/30/2017	(18,922,191)
9/30/2018	(37,962)
$(36,584,014)

These amounts will be available to offset any future taxable capital gains.

Legg Mason Batterymarch S&P 500 Index Fund	33

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which Batterymarch Financial Management, Inc. (“Batterymarch”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with Batterymarch, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services provided to the Fund under the Management Agreement and Sub-Advisory Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The

34	Legg Mason Batterymarch S&P 500 Index Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and Batterymarch’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund Performance

The Board received and reviewed performance information for the Fund and for all retail and institutional S&P 500 Index funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2012. The Fund performed slightly below the median performance of the funds in the Performance Universe for the one-, three- and five-year periods, and below the median performance of the funds in the Performance Universe for the ten-period. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2012, which showed that the Fund’s performance was at the Lipper category average during the third quarter. After discussions with representatives of management, the Trustees noted that the Manager

Legg Mason Batterymarch S&P 500 Index Fund	35

and Batterymarch were committed to providing the resources necessary to assist the Fund’s portfolio managers and improve Fund performance relative to the S&P 500 Index. Based on its review, the Board generally was satisfied with the Fund’s performance and management’s efforts to improve Fund performance relative to the S&P 500 Index going forward. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. In addition, because of the Manager’s contractual fee waiver and/or expense reimbursement arrangement in effect for the Fund, which partially reduced the management fee paid to the Manager, the Board also reviewed and considered the actual management fee rate (after taking into account waivers and reimbursements) (“Actual Management Fee”).

The Board also reviewed information regarding the fees the Manager and Batterymarch charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee and the Fund’s overall expense ratio with those of a group of seven retail no-load S&P 500 Index funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail no-load S&P 500 Index funds (the “Expense Universe”). This information showed that, while the Fund’s

36	Legg Mason Batterymarch S&P 500 Index Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Contractual Management Fee was lower than the median of management fees paid by the funds in the Expense Group, the Fund’s Actual Management Fee was higher than the median of management fees paid by the funds in the Expense Group and higher than the average management fee paid by the funds in the Expense Universe. This information also showed that the Fund’s total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group, but lower than the average total expense ratio of the funds in the Expense Universe. The Trustees also noted the Manager’s fee waiver and/or expense reimbursement arrangement, if any.

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

Legg Mason Batterymarch S&P 500 Index Fund	37

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

Legg Mason Batterymarch

S&P 500 Index Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken Chairman

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Batterymarch Financial Management, Inc.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Batterymarch S&P 500 Index Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason Batterymarch S&P 500 Index Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Batterymarch S&P 500 Index Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2013 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010131 5/13 SR13-1917

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer
Legg Mason Partners Equity Trust

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Office
Legg Mason Partners Equity Trust

Date:	May 24, 2013

By:	/S/ RICHARD F. SENNETT
(Richard F. Sennett)
Principal Financial Officer
Legg Mason Partners Equity Trust

Date:	May 24, 2013